STATEMENTS OF COMPREHENSIVE INCOME - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Consolidated statement of comprehensive income
Profit after income tax expense		$ 7,201	$ 5,699	$ 5,463
Gains/(losses) recognised in equity on
Debt securities measured at fair value through other comprehensive income (FVOCI)		(201)	(318)	578
Cash flow hedging instruments	[1]	(635)	1,107	296
Transferred to income statements
Debt securities measured at FVOCI		(125)	(254)	(195)
Cash flow hedging instruments	[1]	(309)	(237)	39
Loss allowance on debt securities measured at FVOCI		1	(2)	2
Exchange differences on translation of foreign operations (net of associated hedges)		367	(264)	51
Income tax on items taken to or transferred from equity
Debt securities measured at FVOCI		98	166	(119)
Cash flow hedging instruments		283	(253)	(97)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)		(10)	92	48
Own credit adjustment on financial liabilities designated at fair value (net of tax)		(21)	80	(10)
Remeasurement of defined benefit obligation recognised in equity (net of tax)		(105)	446	119
Net other comprehensive income/(expense) (net of tax)		(657)	563	712
Total comprehensive income/(expense)		6,544	6,262	6,175
Attributable to
Owners of WBC		6,536	6,257	6,171
Non-controlling interests		8	5	4
Total comprehensive income/(expense)		6,544	6,262	$ 6,175
Parent Entity
Consolidated statement of comprehensive income
Profit after income tax expense		6,434	12,178
Gains/(losses) recognised in equity on
Debt securities measured at fair value through other comprehensive income (FVOCI)		(178)	(47)
Cash flow hedging instruments	[1]	(570)	866
Transferred to income statements
Debt securities measured at FVOCI		(125)	(254)
Cash flow hedging instruments	[1]	(349)	(430)
Loss allowance on debt securities measured at FVOCI		1	(2)
Exchange differences on translation of foreign operations (net of associated hedges)		54	27
Income tax on items taken to or transferred from equity
Debt securities measured at FVOCI		92	90
Cash flow hedging instruments		276	(131)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)		(20)	7
Own credit adjustment on financial liabilities designated at fair value (net of tax)		(21)	80
Remeasurement of defined benefit obligation recognised in equity (net of tax)		(110)	440
Net other comprehensive income/(expense) (net of tax)		(950)	646
Total comprehensive income/(expense)		5,484	12,824
Attributable to
Owners of WBC		5,484	12,824
Total comprehensive income/(expense)		$ 5,484	$ 12,824

[1]	Comparative amounts have been revised to align to current year presentation.